Touchstone Core Municipal Bond Fund Expense Example, No Redemption - Touchstone Core Municipal Bond Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	1,151
Expense Example, No Redemption, 5 Years	2,154
Expense Example, No Redemption, 10 Years	$ 4,678